CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
Current Assets
Cash and cash equivalents	$ 24,545,839	$ 36,922,125
Trade accounts receivable (net of allowances of US$ 4,022,664 and US$ 3,200,434 as of March 31, 2011 and 2012, respectively)	6,151,846	7,178,848
Prepaid expenses and other current assets (See Note 4)	1,375,135	1,702,963
Total current assets	32,072,820	45,803,936
Property, plant and equipment - net (See Note 5)	7,399,081	5,972,595
Goodwill (See Note 8)	2,000,000	2,000,000
Intangible assets, net (See Note 9)	2,486,009	3,271,089
Investments, at cost	1,300,000	1,300,000
Investments in equity method investees (See Note 7)	81,473	540,902
Recoverable taxes	2,960,245	3,326,024
Other non-current assets (See Note 10)	2,168,591	1,725,624
Total non-current assets	18,395,399	18,136,234
Total assets	50,468,219	63,940,170
Current liabilities
Accounts payable and accrued liabilities (See Note 11)	4,378,101	7,189,236
Customer advances and unearned revenues	2,151,956	1,583,692
Total current liabilities	6,530,057	8,772,928
Deferred tax liability (See Note 17)	244,429	205,159
Other non- current liabilities (See Note 12)	957,329	859,892
Total liabilities	7,731,815	9,837,979
Commitments and contingencies (See Note 25)
Shareholders' Equity
Equity shares: par value - Rs.5, Authorized: 24,000,000 equity shares as of March 31, 2011 and 2012 ; Issued: 14,615,800 and 14,810,178 equity shares as of March 31, 2011 and 2012, respectively and outstanding 13,600,800 and 13,795,178 equity shares as of March 31, 2011 and 2012, respectively	1,756,726	1,735,105
Additional paid-in-capital	130,958,274	128,827,344
Accumulated other comprehensive loss	(9,278,078)	(3,436,985)
Accumulated deficit	(76,273,913)	(68,596,668)
Treasury shares, at cost (See Note 13) (1,015,000 equity shares as of March 31, 2011 and 2012, respectively)	(4,426,605)	(4,426,605)
Total shareholders' equity	42,736,404	54,102,191
Total liabilities and shareholders' equity	$ 50,468,219	$ 63,940,170